real estate joint ventures and investments in associates - Summarized financial information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Current assets
Cash and temporary investments, net		$ 869	$ 864	$ 974
Total		6,647	6,313
Non-current assets
Total		51,376	49,823
Assets		58,023	56,136
Current liabilities
Accounts payable and accrued liabilities		3,630	3,391
Total		9,831	9,478
Non-current liabilities
Long-term debt		25,608	23,355
Total		31,394	29,356
Owners' equity
TELUS		15,620	16,112
Other partners		1,178	1,190
Total		16,798	17,302	$ 17,658
Total		58,023	56,136
Real estate joint ventures
Real estate joint ventures
Promissory notes issued to the joint ventures		320	80
Current assets
Cash and temporary investments, net		7	5
Other		1	29
Total		8	34
Non-current assets
Investment property			326
Investment property under development		356	81
Promissory notes and other		320	90
Total		676	497
Assets		684	531
Current liabilities
Accounts payable and accrued liabilities		6	8
Construction credit facilities			282
Total		6	290
Non-current liabilities
Long-term debt		21
Total		27	290
Owners' equity
TELUS		329	108
Other partners		328	133
Total		657	241
Total		$ 684	$ 531
TELUS Sky real estate joint venture
Real estate joint ventures
Number of other partners in the transaction | item	2